Preferred Shares (Details) - Schedule of balance of Series Preferred and redeemable noncontrolling interests - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Series A1/C1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance		$ 80,581		$ 76,684	$ 76,684	$ 76,864	$ 66,839
Accretion before the extinguishment						961
Conversion from Series A1 to C2 Preferred						(11,417)
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment						7,135
Accretion after the extinguishment						3,141
Accretion					3,897
Reclassification from noncontrolling interests
Accretion before the fair value change
Fair value change of redeemable noncontrolling interests due to extinguishment
Accretion after the fair value change							10,025
Ending balance					80,581	76,684	76,864
Series B1/C2 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance		81,966		73,100	73,100	65,881	57,490
Accretion before the extinguishment						804
Conversion from Series A1 to C2 Preferred						11,417
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment						(12,146)
Accretion after the extinguishment						7,144
Accretion					8,866
Reclassification from noncontrolling interests
Accretion before the fair value change
Fair value change of redeemable noncontrolling interests due to extinguishment
Accretion after the fair value change							8,391
Ending balance					81,966	73,100	65,881
Series EEL/D1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance		146,583		127,935	127,935	153,223	140,000
Accretion before the extinguishment						15,439
Conversion from Series A1 to C2 Preferred
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment						(56,127)
Accretion after the extinguishment						15,400
Accretion					18,648
Reclassification from noncontrolling interests
Accretion before the fair value change
Fair value change of redeemable noncontrolling interests due to extinguishment
Accretion after the fair value change							13,223
Ending balance					146,583	127,935	153,223
Redeemable noncontrolling interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 93,397	90,820	$ 83,113	80,561	80,561	79,615
Accretion before the extinguishment						796
Conversion from Series A1 to C2 Preferred
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment						(8,299)
Accretion after the extinguishment						8,449
Accretion	2,606	2,577	2,552	2,552	10,259
Reclassification from noncontrolling interests							81,438
Accretion before the fair value change							2,505
Fair value change of redeemable noncontrolling interests due to extinguishment							(5,828)
Accretion after the fair value change							1,500
Ending balance	$ 96,003	$ 93,397	$ 85,665	$ 83,113	$ 90,820	$ 80,561	$ 79,615